Organization and Principal Activities (Financial information of consolidated VIEs) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Current assets		¥ 1,930,915		¥ 2,062,908		$ 298,082
Non-current assets		636,291		263,922		98,226
Total assets		2,567,206		2,326,830		396,308
Accounts payable		289,148		271,599		44,637
Amounts due to related parties		19,368		22,489		2,990
Advances from customers		15,239		17,587		2,352
Taxes payable		93,120		88,938		14,375
Salary and welfare payable		114,028		105,073		17,603
Accrued expenses and other current liabilities		80,891		86,307		12,487
Current liabilities		742,840		591,993		114,674
Non-current liabilities		19,680		18,179		3,039
Total liabilities		762,520		610,172		117,713
Revenues	[1]	1,609,196	$ 248,418	1,637,860	¥ 1,424,475
Net income		72,385	11,175	262,119	278,023
Net cash used in operating activities		220,812	34,090	273,474	347,802
Net cash (used in)/provided by investing activities		(1,256,868)	(194,028)	393,172	(351,336)
Net cash provided by financing activities		64,366	9,937	(223,744)	(64,679)
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Current assets		1,075,360		1,341,023		166,007
Non-current assets		79,211		70,197		12,228
Total assets		1,154,571		1,411,220		178,235
Accounts payable		282,509		352,008		43,612
Amounts due to related parties		2,694		886		416
Amounts due to inter-company entities		406,538		608,181		62,759
Advances from customers		13,745		17,380		2,122
Taxes payable		56,034		49,717		8,650
Salary and welfare payable		85,019		84,874		13,125
Accrued expenses and other current liabilities		62,695		76,916		9,678
Current liabilities		909,234		1,189,962		140,362
Non-current liabilities		19,680		18,179		3,039
Total liabilities		928,914		1,208,141		$ 143,401
Revenues		1,504,370	232,235	1,632,827	1,418,693
Net income		22,329	3,447	53,141	14,851
Net cash used in operating activities		(91,907)	(14,188)	(110,741)	(311,286)
Net cash (used in)/provided by investing activities		(197,307)	(30,459)	403,635	(457,202)
Net cash provided by financing activities		¥ 250	$ 39	¥ 10,000	¥ 0

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows (Note 23): Net advertising revenues 45,127 55,565 71,048 10,969 Paid service revenues 413,407 291,610 276,712 42,717 Cost of revenues (76,491) (45,917) (49,363) (7,620) Sales and marketing expenses (1,040) (1,246) (1,788) (276) General and administrative expenses (404) (354) (1,812) (280)